Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Common Stock
1
1
. Common Stock
As of
September
 30, 2022, the authorized capital stock of the Company included 150,000,000 shares of common stock, $0.0001 par value. The voting, dividend and liquidation rights of the holders of the Company’s common stock are subject to and qualified by the rights, powers and preferences of the holders of the Series A Preferred Stock set forth above.
In connection with the Settlement Agreement, the Company sold 97,561 shares of common stock to Maxim for aggregate proceeds of $1.0 million in a private placement.
Each share of common stock entitles the holder to one vote, together with the holders of the preferred stock on an as converted to common stock basis, on all matters submitted to the stockholders for a vote. Common stockholders are entitled to receive dividends, as may be declared by the Board, if any, subject to the preferential dividend rights of the preferred stock. Through
September
 30, 2022, no cash dividends have been declared or paid.
As of September 30, 2022, the Company has reserved the following shares of common stock for future issuance:

Exercise of outstanding stock options	1,982,641
Available for issuance under equity compensation plans	77,197
Exercise of outstanding common stock warrants	11,041,332
Conversion of Series A Preferred Stock	1,028,262
Reserved for issuance pursuant to the Purchase Agreement	4,283,819

Total shares of authorized common stock reserved for future issuance	18,413,251

Common Stock Purchase Agreement
On August 31, 2022, the Company entered into a purchase agreement (the “Purchase Agreement”) with Arena Business Solutions Global SPC II, Ltd. (“Arena”), pursuant to which Arena has committed to purchase up to $15.0 million (the “Commitment Amount”) of the Company’s common stock, subject to an increase, at the Company’s option, to $30.0 million of the Company’s common stock (the “Additional Commitment Amount”). Under the terms and subject to the conditions of the Purchase Agreement, the Company has the right, but not the obligation, to sell to Arena, and Arena is obligated to purchase up to $15.0 million of the Company’s common stock, subject to increase at the Company’s option by the Additional Commitment Amount. Such sales of common stock by the Company will be subject to certain limitations, and may occur from time to time, at the Company’s sole discretion, over the approximately
36-month
period commencing on the date of the Purchase Agreement, provided that the registration statement (the “Registration Statement”) covering the resale by Arena of the shares of the Company’s common stock purchased under the Purchase Agreement remains effective, and the other conditions set forth in the Purchase Agreement are satisfied. The purchase price of the shares of the Company’s common stock will be equal to 96% of the simple average of the daily VWAP of the Company’s common stock immediately preceding the time of sale as computed under the Purchase Agreement.
The Company determined that its right to sell shares of the Company’s common stock to Arena represents a freestanding put option under ASC 815, but has a fair value of zero, and therefore no additional accounting was required. The Company issued 296,181 shares of common stock (the “Commitment Shares”) to Arena as a commitment fee in connection with entering into the Purchase Agreement. The $650 thousand fair value of the Commitment Shares along with $376 thousand of other issuance costs related to the Purchase Agreement were recognized as a loss within other expense, net.
As of September 30, 2022, the Company had sold 420,000 shares of common stock under the Purchase Agreement at a weighted-average price of $1.78 per share, resulting in net proceeds of $0.7 million for the nine months ended September 30, 2022.

10. Common Stock
All common stock share amounts have been retroactively adjusted to reflect the Transaction and reverse recapitalization as described in Note 1.
Following the closing of the Transaction, the Company is authorized to issue

150,000,000 shares of common stock, $0.0001 par value. The voting, dividend and liquidation rights of the holders of the Company’s common stock are subject to and qualified by the rights, powers and preferences of the holders of the preferred stock.
Each share of common stock entitles the holder to one vote, together with the holders of the preferred stock, on all matters submitted to the stockholders for a vote. Common stockholders are entitled to receive dividends, as may be declared by the Board, if any, subject to the preferential dividend rights of the preferred stock. Through December 31, 2021, no cash dividends have been declared or paid.
As of December 31 2021, the Company has reserved the following shares of common stock for future issuance:

Shares reserved for conversion of preferred stock	10,835,366
Shares reserved for exercise of outstanding stock options	2,689,935
Shares reserved for issuance under equity compensation plans	262,616

Total shares of authorized common stock reserved for future issuance	13,787,917